Investment in an Associate and a Jointly Controlled Entity	12 Months Ended
Dec. 31, 2010
Investment in an Associate and a Jointly Controlled Entity [Abstract]
INVESTMENT IN AN ASSOCIATE AND A JOINTLY CONTROLLED ENTITY

(9)	INVESTMENT IN AN ASSOCIATE AND A JOINTLY CONTROLLED ENTITY

On January 2, 2008, the Group acquired a 33.5% equity interest in Jiangxi Sinoma New Material Co., Ltd. (“Sinoma”), a crucible manufacturer based in the PRC, from an unrelated party. As the Group does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of Sinoma, the investment in Sinoma is accounted for using the equity method of accounting. The Group’s equity in net income (loss) of Sinoma amounted to US$685, US$(57) and US$3,833 for the years ended December 31, 2008, 2009 and 2010, respectively.

In March 2009, the Group entered into a joint venture agreement with Q-cells SE to form a jointly-owned company named LQ Energy GmbH (“LQ Energy”), which is engaged in the investment on solar projects. Pursuant to the joint venture agreement, LDK Solar Europe Holding S.A. (“LDK Europe”) has contributed a capital investment of Euro 51,000 (equivalent to US$74,460) in cash, which represented 51% of the share capital of LQ Energy. In December 2009, the Group received capital repayment of Euro 16,371 (equivalent to US$24,867) from LQ Energy and recorded it as reduction of the Group’s investment in the joint venture. LQ Energy is managed by 5 directors, 3 of which are nominated by LDK Europe. The Group accounts for its investment in LQ Energy using the equity method because management believes the minority shareholder has significant participating rights in determining certain financial and operating decisions of LQ Energy that are made in the ordinary course of business. Such participating rights include but not limited to the selection of solar projects. Under the equity method of accounting, the Group’s share of LQ Energy’s results of operations is included in other income (expense) in the Group’s consolidated statements of operations. The Group’s equity in net (loss) income of LQ Energy amounted to US$(3,286) and US$(263) for the years ended December 31, 2009 and 2010.